Income statement analysis - Summary of non-operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and other income
Other incomea	$ 277	$ 1,284	$ 386
Finance income	1,609	2,773	1,635
Currency exchange losses charged to the income statementb	(295)	541	74
Expenditure on research and development	274	301	298
Finance costs
Interest payable on lease liabilities	704	468	363
Interest costs capitalised	142	382	514
Finance income (cost)	22	(104)	35
Expense due to unwinding of discount on provisions	675	617	504
Expense Due To Unwinding Of Other Payables Measured At Amortized Cost	472	393	407
Finance costs	5,106	4,683	3,840
Interest Expense, Repayment Of Borrowings			49
Tax relief on capitalized interest	$ 36	$ 53	$ 130
Capitalisation rate of borrowing costs eligible for capitalisation	4.69%	4.94%	4.88%
Lightsource bp and bp Bunge Bioenergia
Finance costs
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 427
Lightsource bp | US
Finance costs
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		498
Measured at amortized cost
Interest and other income
Interest income	$ 1,203	1,308	$ 1,034
Financial assets at fair value, class [member]
Interest and other income
Interest income	129	181	215
Financial liabilities at amortised cost, class [member]
Finance costs
Interest payable on other liabilities measured at amortized cost	3,419	3,483	3,115
Gulf of America Oil Spill
Interest and other income
Costs relating to Gulf of America oil spill, pre-interest and tax	$ 31	$ 51	$ 57